Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grants of options to purchase our Class A common stock, including for our NEOs, are generally based upon a predetermined schedule each year as a part of the annual compensation process described above in “Executive Compensation Governance” and “Long-Term Compensation.” If additional long-term incentive compensation is determined to be appropriate, our board of directors, compensation committee or applicable designee approves any annual grants of options for continuing employees in the second fiscal quarter commensurate with the prescheduled board and committee meetings. The grant dates of these options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K. Grants of options may occur at other times during the year due to business needs, such as for a newly hired employees or officers or newly appointed board members. The board of directors, compensation committee, or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. Generally, exercise prices are based on the closing price of the underlying common stock on the grant date, subject to the applicable rules for NSOs and ISOs under the 2016 Incentive Award Plan. Vesting dates for options typically follow a standard monthly cadence and are not timed to anticipate the release of MNPI.
There were no grants of options to our NEOs within 4 business days before or 1 business day after the release of MNPI on Forms 8-K, 10-Q or 10-K in the year ended 2024. As such, no table of such grants is presented under SEC Regulation S-K 402(x).

Award Timing Method	Grants of options to purchase our Class A common stock, including for our NEOs, are generally based upon a predetermined schedule each year as a part of the annual compensation process described above in “Executive Compensation Governance” and “Long-Term Compensation.” If additional long-term incentive compensation is determined to be appropriate, our board of directors, compensation committee or applicable designee approves any annual grants of options for continuing employees in the second fiscal quarter commensurate with the prescheduled board and committee meetings. The grant dates of these options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K. Grants of options may occur at other times during the year due to business needs, such as for a newly hired employees or officers or newly appointed board members. The board of directors, compensation committee, or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. Generally, exercise prices are based on the closing price of the underlying common stock on the grant date, subject to the applicable rules for NSOs and ISOs under the 2016 Incentive Award Plan. Vesting dates for options typically follow a standard monthly cadence and are not timed to anticipate the release of MNPI.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The grant dates of these options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K.
MNPI Disclosure Timed for Compensation Value	false